Shareholder Report, Holdings (Details) - REX Bitcoin Corporate Treasury Convertible Bond ETF [Member]	Dec. 31, 2025
Strategy, Inc. 12/1/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.68%
Strategy, Inc. 3/1/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.32%
GameStop Corp. 4/1/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.28%
Strategy, Inc. 9/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.25%
Trump Media & Technology Group Corp. 5/29/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Strategy, Inc. 3/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
Strategy, Inc. 6/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
MARA Holdings, Inc. 3/1/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.04%
MARA Holdings, Inc. 6/1/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
Riot Platforms, Inc. 1/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.31%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.73%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.23%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.86%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%